Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of inventories

	12.31.2024	12.31.2023
Crude oil	2,645	3,375
Oil products	2,161	2,196
Intermediate products	424	635
Natural gas and Liquefied Natural Gas (LNG)	101	78
Biofuels	22	13
Fertilizers	1	1
Total products	5,354	6,298
Materials, supplies and others	1,356	1,383
Total	6,710	7,681